Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000004197
Account Value [Line Items]
Line Graph and Table Measure Name	Investment House Growth Fund (The)
Account Value	$ 40,474	$ 34,154	$ 26,651	$ 22,681	$ 29,101	$ 21,445	$ 16,906	$ 15,515	$ 12,975	$ 10,348	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	$ 30,936	$ 25,327	$ 22,410	$ 23,500	$ 17,223	$ 15,384	$ 14,246	$ 12,256	$ 10,561	$ 10,000